Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 28,543	£ 33,862
Deposits by customers	197,313	192,914
Repurchase agreements - non trading	7,982	11,718
Debt securities in issue	36,420	31,580
Subordinated liabilities	2,332	2,228
Other equity interest	2,196	2,191
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	78,200	82,600
Deposits by banks	28,500	33,900
Deposits by customers	0	0
Repurchase agreements - non trading	8,000	11,700
Financial liabilities designated at fair value	800	800
Debt securities in issue	36,400	31,600
Subordinated liabilities	2,300	2,200
Other equity instruments and non-controlling interests	2,200	2,400
Liquidity risk | Repos
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	8,000	11,700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	8,000	11,700
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Foreign exchange and hedge accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,600	1,000
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,200	800
Subordinated liabilities	400	200
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Other
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,400	2,100
Deposits by banks	3,000	1,800
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	300
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	65,200	67,800
Deposits by banks	25,500	32,100
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	500
Debt securities in issue	35,200	30,800
Subordinated liabilities	1,900	2,000
Other equity instruments and non-controlling interests	2,200	2,400
Liquidity risk | Wholesale funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	500	200
Deposits by banks	500	200
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Certificates of deposit and commercial paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,700	5,100
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	4,700	5,100
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – public benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,400	12,400
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	14,400	12,400
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Senior unsecured – privately placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	600	600
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	400	500
Debt securities in issue	200	100
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Covered bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	14,900	12,500
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	14,900	12,500
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Securitisation and structured issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,000	700
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	1,000	700
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	25,000	31,900
Deposits by banks	25,000	31,900
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity instruments and non-controlling interests	0	0
Liquidity risk | Wholesale funding | Subordinated liabilities and equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,100	4,400
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements - non trading	0	0
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	1,900	2,000
Other equity instruments and non-controlling interests	2,200	2,400
Liquidity risk | Non-cumulative callable preference shares
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	0
Liquidity risk | Step-up callable perpetual reserve capital instruments
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	0	235
Liquidity risk | Perpetual Capital Securities
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Other equity interest	£ 2,196	£ 2,191